Trade and other receivables - Summary of Ageing of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of trade and other receivables [line items]
Gross	$ 554	$ 472
Provision	(77)	(69)	$ (56)	$ (47)
Net	477	403
Not past due [member]
Disclosure of trade and other receivables [line items]
Gross	333	289
Provision	(1)	(1)
Net	332	288
Past due 1 to 30 days [member]
Disclosure of trade and other receivables [line items]
Gross	68	58
Provision	(2)	(3)
Net	66	55
Past due 31 to 180 days [member]
Disclosure of trade and other receivables [line items]
Gross	82	64
Provision	(7)	(7)
Net	75	57
Past due more than 180 days [member]
Disclosure of trade and other receivables [line items]
Gross	71	61
Provision	(67)	(58)
Net	$ 4	$ 3